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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-04636

The Galaxy Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

W. Bruce McConnel
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
(Name and address of agent for service)

Copy to:
Vincent Pietropaolo, Esq.

Columbia Management Group, Inc.

One Financial Center Boston, MA 02111

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	5/31/04	Galaxy Connecticut Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy Money Market Fund
Galaxy Government Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy U.S. Treasury Money Market Fund

	10/31/04	Galaxy Government Reserves
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Money Market Fund
Galaxy Institutional Treasury Money Market Fund
Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves

Date of reporting period:	7/1/2003 – 6/30/2004

FORM N-Px REPORT

ICA File Number: 811-04636

Reporting Period: 07/01/2003 - 06/30/2004

The Galaxy Fund

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY GOVERNMENT MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY GOVERNMENT RESERVES

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY INSTITUTIONAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY PRIME RESERVES

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY TAX-EXEMPT MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY TAX-EXEMPT RESERVES

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

GALAXY US TREASURY MONEY MARKET FUND

There were no matters relating to a portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Galaxy Fund

By (Signature and Title)*	/s/ Glen P. Martin

Glen P. Martin, President

Date	August 30, 2004

* Print the name and title of each signing officer under his or her signature.